Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Apr. 02, 2016	Mar. 28, 2015
Statement of Financial Position [Abstract]
Allowance for accounts receivable	$ 143	$ 539
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	405,000,000	405,000,000
Common stock, shares issued	127,386,000	149,059,000
Common stock, shares outstanding	127,386,000	149,059,000